SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Advance To Suppliers Net
Balance as of the beginning of year		$ 269,740	$ 66,010
Additions charged to credit losses			203,730
Effect of disposal subsidiaries		(269,740)
Balance as of the end of year			$ 269,740